787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund II, Inc.

Securities Act File No. 333-82336

Investment Company Act File No. 811-21034

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated January 30, 2015, for the Intermediate Duration Institutional Portfolio (the “Portfolio”), a series of Sanford C. Bernstein Fund II, Inc. The purpose of the filing is to submit the 497(c) filing dated January 30, 2015 in XBRL for the Portfolio.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosure

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